Commitments and Contingencies (Details) - USD ($)	1 Months Ended					6 Months Ended	12 Months Ended
	Jun. 21, 2022	Mar. 29, 2022	Dec. 27, 2021	Sep. 28, 2021	Apr. 24, 2021	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Business combination marketing agreement, description						The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to $6,037,500 (exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members that assist the Company in identifying and consummating a Business Combination.	The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to $6,037,500 (exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members that assist the Company in identifying and consummating a Business Combination.
Shares of common stock (in Shares)				2,284,305	2,558,740
Aggregate cash balance	$ 407,192	$ 67,982,003		$ 23,059,000	$ 25,828,000		$ 31,596,178
Public share (in Dollars per share)		$ 0.1	$ 0.1	$ 0.1
Aggregate amount	$ 261,810	$ 265,750	$ 930,765	$ 1,240,695
Stockholders redeemed (in Shares)	39,400	6,650,144	3,099,310
Total redemption liability							$ 31,596,178